Contract costs and liabilities	9 Months Ended	12 Months Ended
	Jan. 31, 2026	Apr. 30, 2025
Contract Costs And Liabilities
Contract costs and liabilities

Note 7 — Contract costs and liabilities

Contract costs

Contract costs consist of costs to obtain and fulfill a contract. Costs to fulfill a contract primarily consist of salaries and related costs, amortization of intangible assets, and depreciation of property and equipment in developing customized “data-to-AI” end-to-end solutions to customers for which such costs are expected to be recovered under existing contracts. Contract costs are recognized as cost of revenue upon transfer of the customized “data-to-AI” end-to-end solutions to customers.

Movement of contract costs were as follows:

For the
Nine Months Period Ended
January 31, 2026
(Unaudited) US$
Beginning	$5,227,325
Cost of revenues	(14,352,837)
Costs accumulation	11,847,389
Ending	$2,721,877

Contract liabilities

The following table provides information about the Target Company’s contract liabilities arising from contracts with customers.

For the
Nine Months Period Ended
January 31, 2026
(Unaudited) US$
Beginning	$7,846,200
Revenues	(27,448,400)
Collections from customers	26,003,200
Ending	$6,401,000

The Target Company’s remaining performance obligations represents the amount of the transaction price for which service has not been performed. As of January 31, 2026, the aggregate amount of the transaction price allocated for the remaining performance obligations amounted to $6,401,000. The Target Company expects to recognize revenue of $6,401,000 arising from contract liabilities as of January 31, 2026, for the financial year ending April 30, 2026.

Note 7 — Contract costs and liabilities

Contract costs

Contract costs consist of costs to obtain and fulfill a contract. Costs to fulfill a contract primarily consist of salaries and related costs, amortization of intangible assets, and depreciation of property and equipment in developing customized “data-to-AI” end-to-end solutions to customers for which such costs are expected to be recovered under existing contracts. Contract costs are recognized as cost of revenue upon transfer of the customized “data-to-AI” end-to-end solutions to customers.

Movement of contract costs were as follows:

	For the Years Ended April 30,
	2025	2024
Beginning	$3,802,497	$5,020,779
Cost of revenues	(18,432,805)	(10,871,639)
Costs accumulation	19,857,633	9,653,357
Ending	$5,227,325	$3,802,497

Contract liabilities

The following table provides information about The Target Company’s contract liabilities arising from contracts with customers.

	For the Years Ended April 30,
	2025	2024
Beginning	$5,691,250	$4,065,000
Revenues	(25,220,500)	(13,018,550)
Collections from customers	27,375,450	14,644,800
Ending	$7,846,200	$5,691,250

The Target Company’s remaining performance obligations represents the amount of the transaction price for which service has not been performed. As of April 30, 2025, the aggregate amount of the transaction price allocated for the remaining performance obligations amounted to $7,846,200. The Target Company expects to recognize revenue of $7,846,200 arising from contract liabilities as of April 30, 2025, for the financial year ending April 30, 2026.